Segment reporting (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment reporting (Details Text) [Abstract]
Revenue arising, customers located abroad	0.40%	1.00%	2.50%